LEASES	12 Months Ended
Jun. 30, 2025
LEASES
LEASES

NOTE 13. LEASES

The Company has operating lease obligations for office space at its headquarters location.

The various leases have the following characteristics:

The Company renewed a three-year operating lease for office space in February 2024, which will expire January 31, 2027. The terms of the agreement call for an annual 3% escalation in rents and one three-year renewal option at market rates.

The Company entered into a 63- month operating lease for office space in April 2020, which will expire June 30, 2025.

Rent expense under the three operating agreements totaling $195,266 for the year ended June 30, 2025 and $203,227 for the transition period ended June 30, 2024 was charged to operations during the fiscal year ended June 30, 2025 and the transition period ended June 30, 2024, respectively. The following is the future minimum payments required by the office lease agreements in effect at June 30, 2025:

2026	118,597
2027	70,377
Total minimum lease payments	188,974
Less interest factor	(6,245)
Total operating lease liability	182,729
Less operating lease liability - current portion	(111,983)
Operating lease liability - long term portion	$70,746

As disclosed in Note 2, the Company adopted ASU No. 2016-02, Leases (Topic 842), which requires leases with durations greater than 12 months to be recognized on the statement of financial condition. The Company uses its estimated cost-of-capital at lease commencement as its interest rate, as the operating leases do not provide readily determinable implicit interest rates.

The following table presents the Company’s lease-related assets and liabilities as of June 30, 2025:

	June 30,	June 30,
	2025	2024

Operating lease ROU Asset - February 9, 2024	$179,267	$395,063
Increase	—	—
Decrease	—	(68,727)
Operating lease ROU Asset - Ending Balance	$179,267	$326,336

Operating lease liability - Short Term	$111,983	$149,499
Operating lease liability - Long Term	70,746	182,729
Operating lease liability - Total	$182,729	$332,228

The following table presents the weighted-average remaining lease term and weighted-average discount rates related to the Company’s operating leases as of June 30, 2025 and 2024:

	June 30,		June 30,
	2025		2024
Weighted average remaining lease term	1.58	years	2.35	years
Weighted average discount rate	5.00%		4.97%